Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2019
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Critical Accounting Estimates and Judgements
3	CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
The Group makes estimates and assumptions that affect the reported amounts of assets and liabilities. Estimates and judgements are continually evaluated and based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. The Group exercises significant judgement in making appropriate assumptions.
Areas susceptible to changes in critical estimates and judgements, which affect the carrying value of assets and liabilities, are set out below. It is possible that actual results may be different from the estimates and judgements referred to below.

3.1	Estimates of future benefit payments and premiums arising from long-term insurance contracts
The determination of the liabilities under long-term insurance contracts is based on estimates of future benefit payments, premiums and relevant expenses made by the Group and the margins. Assumptions about mortality rates, morbidity rates, lapse rates, discount rates, expense assumptions and policy dividend assumptions are made based on the most recent historical analysis and current and future economic conditions. The liability uncertainty arising from uncertain future benefit payments, premiums and relevant expenses is reflected in the risk margin.
The residual margin relating to the long-term insurance contracts is amortised over the expected life of the contracts, based on the assumptions (mortality rates, morbidity rates, lapse rates, discount rates, expenses assumption and policy dividend assumptions) that are determined at inception of the contracts and remain unchanged for the duration of the contracts.
The judgements exercised in the valuation of insurance contract liabilities (including contracts with DPF) affect the amounts recognised in the consolidated financial statements as insurance contract benefits and insurance contract liabilities.
The impact of the various assumptions and their changes are described in Note 15.

3.2	Financial instruments
The Group’s principal investments are debt securities, equity securities, term deposits and loans. The critical estimates and judgements are those associated with the recognition of impairment and the measurement of fair value.
The Group considers a wide range of factors in the impairment assessment as described in Note 2.9.c.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When the fair values of financial assets and liabilities recorded in the consolidated statement of financial position cannot be measured based on quoted prices in active markets, their fair value is measured using valuation techniques which require a degree of judgements. The methods and assumptions used by the Group in measuring the fair value of financial instruments are as follows:

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debt securities: fair values are generally based upon current bid prices. Where current bid prices are not readily available, fair values are estimated using either prices observed in recent transactions, values obtained from current bid prices of comparable investments or valuation techniques when the market is not active.

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equity securities: fair values are generally based upon current bid prices. Where current bid prices are not readily available, fair values are estimated using either prices observed in recent transactions or commonly used market pricing models. Equity securities, for which fair values cannot be measured reliably, are recognised at cost less impairment.

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securities purchased under agreements to resell, policy loans, term deposits, interest-bearing loans and borrowings, and securities sold under agreements to repurchase: the carrying amounts of these assets in the consolidated statement of financial position approximate fair value.

•	fair values of other loans are obtained from valuation techniques.
For the description of valuation techniques, please refer to Note 4.4. Using different valuation techniques and parameter assumptions may lead to some differences of fair value estimations.

3.3	Impairment of investments in associates and joint ventures
The Group assesses whether there are any indicators of impairment for investments in associates and joint ventures at the end of each reporting period. Investments in associates and joint ventures are tested for impairment when there are indicators that the carrying amounts may not be recoverable. An impairment exists when the carrying value of investments in associates and joint ventures exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The calculation of the fair value less costs of disposal is based on available data from binding sales transactions in an arm’s length transaction of similar assets or observable market prices less incremental costs for disposing of investments in associates and joint ventures. When value in use calculations are undertaken, the Group must estimate the expected future cash flows from investments in associates and joint ventures and choose a suitable discount rate in order to calculate the present value of those cash flows.

3.4	Income tax
The Group is subject to income tax in numerous jurisdictions. During the normal course of business, certain transactions and activities for which the ultimate tax determination is uncertain, the Group needs to exercise significant judgement when determining the income tax. If the final settlement results of the tax matters are different from the amounts recorded, these differences will impact the final income tax expense and deferred tax for the period.

3.5	Determination of control over investee
The Group applies its judgement to determine whether the control indicators set out in Note 2.2 indicate that the Group controls structured entities such as funds and asset management products.
The Group issues certain structured entities (e.g. funds and asset management plans), and acts as a manager for such entities according to the contracts. In addition, the Group may be exposed to variability of returns as a result of holding shares of the structured entities. Determining whether the Group controls such structured entities usually focuses on the assessment of the aggregate economic interests of the Group in the entities (including any carried interests and expected management fees) and the decision-making rights on the entity. As at 31 December 2019, the Group has consolidated some funds issued and managed by the Company’s subsidiary, China Life AMP Asset Management Company (“CL AMP”), some debt investment schemes and asset management products issued and managed by the Company’s subsidiary, China Life Asset Management Company Limited (“AMC”) and some trust schemes and debt investment schemes issued and managed by third parties in the consolidated financial statements.